REVENUES BY PRODUCT (Details - Revenue by timing) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 184,217	$ 132,369	$ 190,724
Transferred at Point in Time [Member] | Sale Of Sugar [Member]
Disaggregation of Revenue [Line Items]
Revenues	127,676	86,599	116,443
Transferred at Point in Time [Member] | Sale Of Rice [Member]
Disaggregation of Revenue [Line Items]
Revenues	34,080	18,680	26,440
Transferred at Point in Time [Member] | Sale Of Oils And Fats [Member]
Disaggregation of Revenue [Line Items]
Revenues	22,421	26,642	47,623
Transferred at Point in Time [Member] | Sale Of Others [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 40	$ 448	$ 218